Effects of adoption of IFRS 17 - Impact on Consolidated Income Statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income		£ 2,151	£ 1,904	[1]	£ 1,754
Net fee income		1,229	1,295	[1]	1,413
Net income from financial instruments held for trading or managed on a fair value basis		3,395	2,875	[1]	1,733
Net insurance premium income		1,168	(1,370)	[1]	1,214
Losses recognised on assets held for sale	[2],[3]	296	(1,947)	[1]	67
Amounts recognised in profit or loss		(1,184)	1,106	[1]	0
Total net investment results		124	121	[1]	0
– Insurance revenue		379	361	[1]	0
– Insurance service expense		(255)	(240)	[1]	0
Other operating income	[2]	190	135	[1]	527
Claims and other insurance service expenses paid, including investment components		(2,135)	(1,940)
Net operating income before change in expected credit losses and other credit impairment charges	[4]	7,506	4,304	[1]	6,120
Change in expected credit losses and other credit impairment charges		(169)	(222)	[1]	174
Net operating income		7,337	4,082	[1]	6,294
Total operating expenses		(5,142)	(5,251)	[1]	(5,462)
Operating profit/ (loss)		2,195	(1,169)	[1]	832
Share of (loss)/profit in associates and joint ventures		(43)	(30)	[1],[5]	191	[5]
Profit/(loss) before tax		2,152	(1,199)	[1],[5]	1,023	[5]
Tax (charge)/ credit		(427)	646	[1]	23
Profit/(loss) for the year		£ 1,725	(553)	[6]	£ 1,046
Previously stated
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			1,904
Net fee income			1,261
Net income from financial instruments held for trading or managed on a fair value basis			2,875
Net insurance premium income			(1,370)
Losses recognised on assets held for sale			(1,947)
Net insurance premium income			1,787
Amounts recognised in profit or loss			0
Total net investment results			0
– Insurance revenue			0
– Insurance service expense			0
Other operating income			542
Total operating income			5,052
Claims and other insurance service expenses paid, including investment components			(406)
Net operating income before change in expected credit losses and other credit impairment charges			4,646
Change in expected credit losses and other credit impairment charges			(222)
Net operating income			4,424
Total operating expenses			(5,353)
Operating profit/ (loss)			(929)
Share of (loss)/profit in associates and joint ventures			(30)
Profit/(loss) before tax			(959)
Tax (charge)/ credit			561
Profit/(loss) for the year			(398)
Removal of PVIF and IFRS 4
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			0
Net fee income			0
Net income from financial instruments held for trading or managed on a fair value basis			0
Net insurance premium income			0
Losses recognised on assets held for sale			0
Net insurance premium income			(1,787)
Amounts recognised in profit or loss			0
Total net investment results			0
– Insurance revenue			0
– Insurance service expense			0
Other operating income			(219)
Total operating income			(2,006)
Claims and other insurance service expenses paid, including investment components			406
Net operating income before change in expected credit losses and other credit impairment charges			(1,600)
Change in expected credit losses and other credit impairment charges			0
Net operating income			(1,600)
Total operating expenses			0
Operating profit/ (loss)			(1,600)
Share of (loss)/profit in associates and joint ventures			0
Profit/(loss) before tax			(1,600)
Tax (charge)/ credit			0
Profit/(loss) for the year			(1,600)
Insurance finance income/expense
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			0
Net fee income			0
Net income from financial instruments held for trading or managed on a fair value basis			0
Net insurance premium income			0
Losses recognised on assets held for sale			0
Net insurance premium income			0
Amounts recognised in profit or loss			1,106
Total net investment results			0
– Insurance revenue			0
– Insurance service expense			0
Other operating income			10
Total operating income			1,116
Claims and other insurance service expenses paid, including investment components			0
Net operating income before change in expected credit losses and other credit impairment charges			1,116
Change in expected credit losses and other credit impairment charges			0
Net operating income			1,116
Total operating expenses			0
Operating profit/ (loss)			1,116
Share of (loss)/profit in associates and joint ventures			0
Profit/(loss) before tax			1,116
Tax (charge)/ credit			0
Profit/(loss) for the year			1,116
IFRS 17 CSM
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			0
Net fee income			0
Net income from financial instruments held for trading or managed on a fair value basis			0
Net insurance premium income			0
Losses recognised on assets held for sale			0
Net insurance premium income			0
Amounts recognised in profit or loss			0
Total net investment results			126
– Insurance revenue			126
– Insurance service expense			0
Other operating income			0
Total operating income			126
Claims and other insurance service expenses paid, including investment components			0
Net operating income before change in expected credit losses and other credit impairment charges			126
Change in expected credit losses and other credit impairment charges			0
Net operating income			126
Total operating expenses			0
Operating profit/ (loss)			126
Share of (loss)/profit in associates and joint ventures			0
Profit/(loss) before tax			126
Tax (charge)/ credit			0
Profit/(loss) for the year			126
Onerous contracts
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			0
Net fee income			0
Net income from financial instruments held for trading or managed on a fair value basis			0
Net insurance premium income			0
Losses recognised on assets held for sale			0
Net insurance premium income			0
Amounts recognised in profit or loss			0
Total net investment results			(7)
– Insurance revenue			0
– Insurance service expense			(7)
Other operating income			0
Total operating income			(7)
Claims and other insurance service expenses paid, including investment components			0
Net operating income before change in expected credit losses and other credit impairment charges			(7)
Change in expected credit losses and other credit impairment charges			0
Net operating income			(7)
Total operating expenses			0
Operating profit/ (loss)			(7)
Share of (loss)/profit in associates and joint ventures			0
Profit/(loss) before tax			(7)
Tax (charge)/ credit			0
Profit/(loss) for the year			(7)
Experience variance and other
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			0
Net fee income			0
Net income from financial instruments held for trading or managed on a fair value basis			0
Net insurance premium income			0
Losses recognised on assets held for sale			0
Net insurance premium income			0
Amounts recognised in profit or loss			0
Total net investment results			2
– Insurance revenue			235
– Insurance service expense			(233)
Other operating income			(13)
Total operating income			(11)
Claims and other insurance service expenses paid, including investment components			0
Net operating income before change in expected credit losses and other credit impairment charges			(11)
Change in expected credit losses and other credit impairment charges			0
Net operating income			(11)
Total operating expenses			0
Operating profit/ (loss)			(11)
Share of (loss)/profit in associates and joint ventures			0
Profit/(loss) before tax			(11)
Tax (charge)/ credit			0
Profit/(loss) for the year			(11)
Attribut- able expenses
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			0
Net fee income			34
Net income from financial instruments held for trading or managed on a fair value basis			0
Net insurance premium income			0
Losses recognised on assets held for sale			0
Net insurance premium income			0
Amounts recognised in profit or loss			0
Total net investment results			0
– Insurance revenue			0
– Insurance service expense			0
Other operating income			0
Total operating income			34
Claims and other insurance service expenses paid, including investment components			0
Net operating income before change in expected credit losses and other credit impairment charges			34
Change in expected credit losses and other credit impairment charges			0
Net operating income			34
Total operating expenses			102
Operating profit/ (loss)			136
Share of (loss)/profit in associates and joint ventures			0
Profit/(loss) before tax			136
Tax (charge)/ credit			0
Profit/(loss) for the year			136
Tax effect
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			0
Net fee income			0
Net income from financial instruments held for trading or managed on a fair value basis			0
Net insurance premium income			0
Losses recognised on assets held for sale			0
Net insurance premium income			0
Amounts recognised in profit or loss			0
Total net investment results			0
– Insurance revenue			0
– Insurance service expense			0
Other operating income			0
Total operating income			0
Claims and other insurance service expenses paid, including investment components			0
Net operating income before change in expected credit losses and other credit impairment charges			0
Change in expected credit losses and other credit impairment charges			0
Net operating income			0
Total operating expenses			0
Operating profit/ (loss)			0
Share of (loss)/profit in associates and joint ventures			0
Profit/(loss) before tax			0
Tax (charge)/ credit			85
Profit/(loss) for the year			85
Impact on transition to IFRS 17
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			1,904
Net fee income			1,295
Net income from financial instruments held for trading or managed on a fair value basis			2,875
Net insurance premium income			(1,370)
Losses recognised on assets held for sale			(1,947)
Net insurance premium income			0
Amounts recognised in profit or loss			1,106
Total net investment results			121
– Insurance revenue			361
– Insurance service expense			(240)
Other operating income			320
Total operating income			4,304
Claims and other insurance service expenses paid, including investment components			0
Net operating income before change in expected credit losses and other credit impairment charges			4,304
Change in expected credit losses and other credit impairment charges			(222)
Net operating income			4,082
Total operating expenses			(5,251)
Operating profit/ (loss)			(1,169)
Share of (loss)/profit in associates and joint ventures			(30)
Profit/(loss) before tax			(1,199)
Tax (charge)/ credit			646
Profit/(loss) for the year			£ (553)

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[2]	In 2022, a £0.2bn impairment loss on the planned sale of our business in Russia was recognised upon classification as held for sale in accordance with IFRS 5. As at 31 December 2023, the outcome of the planned sale become less certain. This resulted in the reversal of £0.2bn of the previously recognised loss, as the business was no longer classified as held for sale. However, owing to restrictions impacting the recoverability of assets in Russia, we recognised a charge of £0.2bn in other operating income.
[3]	In relation to the sale of our retail banking operations in France, we recognised a £1.7bn impairment loss in 3Q22 on initial classification of the business as held-for-sale. In 1Q23, we reversed the £1.7bn impairment loss as the sale became less certain. On subsequent re-classification of the business as held-for-sale in 4Q23, we recognised a £1.5bn impairment loss.
[4]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as 'revenue'.
[5]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year 31 December 2021 is prepared on an IFRS 4 basis.
[6]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.